Schedule of Unrecognized Tax Benefits (Details) - Agex Therapeutics Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Balance at January 1	$ 379
Additions for tax positions related to the current year	14	23
Additions for tax positions related to prior years		356
Reductions for tax positions related to prior years
Reductions related to settlements
Reductions related to a lapse of statute
Balance at December 31	$ 393	$ 379